UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           	Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   November 6, 2008


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:   $28341

List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Evergreen Instl. Money Mkt. Fd MFUND            300250602       20 20261.720SH       SOLE                20261.720
3M Company                     COM              88579Y101      391     5725 SH       SOLE                     5725
A.J. Gallagher                 COM              363576109      200     7810 SH       SOLE                     7810
AeroVironment, Inc.            COM              008073108      235     7365 SH       SOLE                     7365
Airgas Inc.                    COM              009363102      284     5710 SH       SOLE                     5710
American Express               COM              025816109      372    10510 SH       SOLE                    10510
Amgen Inc.                     COM              031162100      737    12430 SH       SOLE                    12430
Avon Products Inc.             COM              054303102      760    18290 SH       SOLE                    18290
Bank of America                COM              060505104      338     9659 SH       SOLE                     9659
Bristol-Myers-Squibb           COM              110122108      203     9730 SH       SOLE                     9730
Brown-Forman Cl. B             COM              115637209      423     5890 SH       SOLE                     5890
CBS Inc.                       COM              124857202      154    10535 SH       SOLE                    10535
CVS Caremark Corp.             COM              126650100      410    12167 SH       SOLE                    12167
Cadbury PLC                    COM              12721E102      275     6721 SH       SOLE                     6721
Caterpillar                    COM              149123101      274     4590 SH       SOLE                     4590
Chevron Corp.                  COM              166764100      208     2520 SH       SOLE                     2520
Cisco Systems Inc.             COM              17275R102      291    12920 SH       SOLE                    12920
Colgate-Palmolive Co.          COM              194162103      540     7165 SH       SOLE                     7165
ConocoPhillips                 COM              20825C104      471     6432 SH       SOLE                     6432
DuPont (E.I.)                  COM              263534109      496    12312 SH       SOLE                    12312
Duke Energy                    COM              26441C105      292    16727 SH       SOLE                    16727
EMCOR Group Inc.               COM              29084Q100      245     9320 SH       SOLE                     9320
Eli Lilly                      COM              532457108      223     5060 SH       SOLE                     5060
Exxon Mobil Corp.              COM              30231G102     1374    17695 SH       SOLE                    17695
France Telecom                 COM              35177Q105      213     7610 SH       SOLE                     7610
Frontier Communications        COM              35906A108      265    23050 SH       SOLE                    23050
General Electric               COM              369604103      505    19820 SH       SOLE                    19820
Gruma S.A.B. de C.V.           COM              400131306      143    17865 SH       SOLE                    17865
Helen of Troy, Ltd.            COM              G4388N106      209     9170 SH       SOLE                     9170
Herley Industries              COM              427398102      315    18415 SH       SOLE                    18415
Hewlett-Packard Co.            COM              428236103      329     7120 SH       SOLE                     7120
Home Depot Inc.                COM              437076102      343    13253 SH       SOLE                    13253
II-VI Inc.                     COM              902104108      209     5400 SH       SOLE                     5400
Int'l Business Machines        COM              459200101      257     2201 SH       SOLE                     2201
Int'l Game Tech.               COM              459902102      252    14675 SH       SOLE                    14675
Intel Corp.                    COM              458140100      242    12946 SH       SOLE                    12946
Johnson & Johnson              COM              478160104     1198    17288 SH       SOLE                    17288
Kimberly-Clark                 COM              494368103      247     3810 SH       SOLE                     3810
Kinder Morgan Mgmt             COM              49455U100      289     5874 SH       SOLE                     5874
Kraft Foods                    COM              50075N104      233     7114 SH       SOLE                     7114
Legg Mason                     COM              524901105      294     7720 SH       SOLE                     7720
Mattel Inc.                    COM              577081102      311    17250 SH       SOLE                    17250
Medtronic Inc.                 COM              585055106      470     9380 SH       SOLE                     9380
Met-Pro Corp.                  COM              590876306      297    20374 SH       SOLE                    20374
Microsoft Corp.                COM              594918104      930    34832 SH       SOLE                    34832
Moog, Inc., Cl. A              COM              615394202      212     4955 SH       SOLE                     4955
NY Cmnty Bancorp               COM              649445103      290    17250 SH       SOLE                    17250
Nabors Industries              COM              G6359F103      275    11053 SH       SOLE                    11053
Natl. Penn Bancshares          COM              637138108      334    22886 SH       SOLE                    22886
Novartis AG                    COM              66987V109      458     8665 SH       SOLE                     8665
OSI Systems Inc.               COM              671044105      262    11160 SH       SOLE                    11160
PepsiCo Inc.                   COM              713448108      747    10479 SH       SOLE                    10479
Pfizer Inc.                    COM              717081103      575    31208 SH       SOLE                    31208
Philip Morris Intl.            COM              718172109      300     6240 SH       SOLE                     6240
Portfolio Recovery Assoc.      COM              73640Q105      231     4740 SH       SOLE                     4740
Procter & Gamble               COM              742718109      811    11635 SH       SOLE                    11635
QUALCOMM Inc.                  COM              747525103      296     6900 SH       SOLE                     6900
RGC Resources                  COM              74955L103      233     8229 SH       SOLE                     8229
Raven Industries               COM              754212108      229     5830 SH       SOLE                     5830
Regal Entertainment            COM              758766109      380    24105 SH       SOLE                    24105
SAIC, Inc.                     COM              78390x101      569    28150 SH       SOLE                    28150
Simon Property Group           COM              828806109      370     3814 SH       SOLE                     3814
Sony Corp.                     COM              835699307      243     7858 SH       SOLE                     7858
Spectra Energy                 COM              847560109      325    13645 SH       SOLE                    13645
Sprint Nextel                  COM              852061100      153    25150 SH       SOLE                    25150
TechTeam Global                COM              878311109      158    21345 SH       SOLE                    21345
Telecom New Zealand            COM              879278208      158    17207 SH       SOLE                    17207
Time Warner Inc.               COM              887317105      347    26465 SH       SOLE                    26465
U.S. Bancorp                   COM              902973304      211     5860 SH       SOLE                     5860
United Technologies            COM              913017109      504     8399 SH       SOLE                     8399
Verizon Communications         COM              92343V104      732    22815 SH       SOLE                    22815
Vulcan Materials               COM              929160109      501     6720 SH       SOLE                     6720
Wal-Mart Stores                COM              931142103      677    11310 SH       SOLE                    11310
Wells Fargo & Co.              COM              949746101      463    12326 SH       SOLE                    12326
Western Union                  COM              959802109      526    21325 SH       SOLE                    21325